NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Sep. 21, 2015
Total notes payable	$ 526,750	$ 103,320
Strategic IR, Inc [Member] | Strategic IR, Inc [Member] / 12% Notes Payable Due On January 1, 2017 To March 19, 2017 [Member]
Total notes payable	146,575
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Total notes payable	151,353	103,320
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable			$ 100,000
Gibbs International Holdings [Member] | 10% Notes Payable Due On February 19, 2017 [Member]
Total notes payable	50,986
Gibbs International Holdings [Member] | 10% Notes Payable Due On February 19, 2017 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable
Cobbolo Limited [Member] | 10% Notes Payable Due On February 17, 2007 To March 25, 2017 [Member]
Total notes payable	101,466
Cobbolo Limited [Member] | 10% Notes Payable Due On February 17, 2007 To March 25, 2017 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable
Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member]
Total notes payable	25,534
Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable
Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member]
Total notes payable	50,836
Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable
Gaston Pereira ("CEO") [Member] | 6% Notes Payable Due On March 15, 2017 [Member]
Total notes payable
Gaston Pereira ("CEO") [Member] | 6% Notes Payable Due On March 15, 2017 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable